SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.4%

Education/Student Loan - 15.4%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	847,340

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	924,198

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,339,362

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	573,776

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	317,645

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	572,056

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	855,949

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	596,964

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,000,170

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,041,271

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	309,659

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	405,000	4.50	8/1/26	404,064

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	999,010

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	856,018

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	876,435

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	972,990

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	815,000	4.00	11/1/26	787,869

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,614,872

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	748,455

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	972,810

Independence Charter School Lease Rev. (Beacon Academy Proj.)	305,000	4.25	7/1/26	295,597

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	710,768

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,123,632

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	189,785

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	968,176

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	520,001

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,235,212

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	974,480

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	975,880

MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,075,000	4.25	5/1/40	2,549,667

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,358,520

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,932,357

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,024,911

MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	248,832

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,094,520

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,189,040

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	784,935

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	2,992,059

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	891,812

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,819,320

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,909,700

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,041,390

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	972,853

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,268,388

JUNE 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Savage Charter School Lease Rev. (Aspen Academy)	395,000	4.00	10/1/26	380,669

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,528,951

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	705,208

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,151,575

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	676,878

St. Paul Hsg. & Redev. Auth. (German Immersion School)	95,000	4.00	7/1/23	95,000

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	852,999

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	681,156

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	900,000	3.00	6/1/31	756,243

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	850,089

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	325,000	2.00	9/1/26	297,385

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	329,462

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	971,390

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	735,000	4.00	7/1/25	718,933

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	911,853

St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	489,682

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	950,000	3.00	12/1/29	848,587

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	523,794

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	798,630

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	668,745

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	520,038

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	795,820

Woodbury Charter School Lease Rev.	450,000	3.00	12/1/30	410,949

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	355,248

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	463,653

				70,465,685

Escrowed To Maturity/Prerefunded - 1.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,280,087

Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	4,766,297

				6,046,384

General Obligation - 10.6%

Apple Valley G.O.	365,000	2.00	12/15/41	256,843

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	911,638

Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	997,566

Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	779,371

Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	742,126

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,928,353

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,014,908

Itasca G.O.	2,500,000	2.38	2/1/45	1,783,650

Itasca G.O.	4,000,000	2.50	2/1/50	2,823,040

Madison Lake G.O.	590,000	2.13	2/1/42	406,675

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,928,386

Moorhead G.O.	605,000	2.00	2/1/38	448,511

Moorhead G.O.	365,000	2.13	2/1/40	263,727

Moorhead G.O.	370,000	2.13	2/1/41	262,230

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Moorhead G.O.	510,000	2.13	2/1/42	358,280

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,003,430

Norwood Young America Independent School District No. 108	2,000,000	2.13	2/1/41	1,418,000

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	990,332

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,057,725

Owatonna Independent School District No. 761	750,000	2.13	2/1/40	543,645

Richfield Independent School District No. 280	4,000,000	4.00	2/1/37	4,091,960

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	727,340

Roseau Independent School District No. 682	400,000	2.25	2/1/46	278,000

Sauk Centre Independent School District No. 743	870,000	2.00	2/1/39	626,009

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	706,170

Springfield Independent School District No. 85	750,000	2.00	2/1/39	536,820

Springfield Independent School District No. 85	500,000	2.00	2/1/40	352,105

St. Cloud G.O.	1,090,000	2.00	2/1/41	762,084

St. Cloud G.O.	560,000	2.00	2/1/42	384,602

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,745,741

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,932,952

United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,050,516

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,138,196

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,088,955

				48,339,886

Hospital/Health Care - 13.3%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,078,988

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	252,305

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	501,105

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	960,866

Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,987,820

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	828,130

Cuyuna Range Hospital District Health Care Facs. Rev.	1,000,000	5.50	5/1/48	1,003,690

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,400,000	5.75	8/1/30	1,048,586

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	732,795

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	384,016

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	163,207

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	160,417

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	323,137

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	156,952

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	340,035

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	136,014

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	201,699

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	134,466

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	596,283

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,140,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	857,885

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	3,908,218

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,659,386

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,541,350

JUNE 30, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	532,884

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,472,655

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	967,440

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	160,114

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	178,692

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	194,625

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	5,946,800

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,304,475

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	755,639

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,802,988

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	512,460

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	457,650

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,857,443

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	737,220

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,646,000

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,014,640

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,919,520

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,049,180

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,894,408

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	325,000	4.25	8/1/24	318,311

				60,820,494

Industrial/Pollution Control - 0.6%

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	941,160

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	965,780

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4,8]	1,000,000	4.50	10/1/37	961,250

				2,868,190

Insured - 0.1%

Luverne Electric Rev.	500,000	3.00	12/1/47	385,010

Multifamily Mortgage - 19.2%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	903,930

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	421,595

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	387,760

Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	243,760

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	262,596

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	365,671

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	635,174

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	544,350

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,833,440

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,439,190

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,013,629

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	450,138

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,117,754

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	900,000	6.75	1/1/27	798,921

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	840,180

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,144,958

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	676,153

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,150,066

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,774,239

Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,630,550

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	812,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	1,069,250

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,300,000

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	350,000	6.00	1/1/27	350,056

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,075

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	154,951

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	208,377

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	164,942

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	159,780

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	376,050

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	344,470

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,500,455

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,877,375

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,307,702	3.75	11/1/34	3,286,069

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,199,043

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	415,315

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	214,283

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,876,060

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	445,265

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,968

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,683,637	2.35	2/1/38	3,969,897

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,007,905

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	357,158

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,368,090

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	925,000	4.00	11/1/25	892,153

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,849,058	3.00	11/1/34	1,724,820

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,870

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	267,632

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	890,630

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	211,888

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,181,385

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	133,654

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,857,820

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,513,710

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	961,880

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,806,032

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	721,138

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,503,475

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	248,048

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	1,963,531

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	454,830

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,446,843

JUNE 30, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,190

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,001,700

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	596,468

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,185,195

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj)	1,000,000	5.50	12/1/38	1,027,010

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,950,000	4.25	12/1/27	2,840,762

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,270,520

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	945,000	5.30	11/1/30	911,046

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,234,030

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,500,000	5.00	9/1/42	1,460,235

St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	791,271

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	753,330

Vergas Rev. (CDL Homes Proj.)	200,000	4.00	8/1/25	193,736

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,231,020

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	940,350

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,542,348

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	228,810

				87,845,748

Municipal Lease - 3.0% [9]

Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,740,244

Duluth Independent School District No. 709	920,000	3.00	3/1/32	820,704

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	550,340

Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	300,928

Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	402,535

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	995,615

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	712,870

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	483,915

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,677,317

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,029,560

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,024,300

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	379,486

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	755,521

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	588,230

Rochester Economic Dev. Auth. Rev.	485,000	2.13	2/1/38	366,505

Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	430,730

Waconia Independent School District No. 110	500,000	5.00	2/1/37	507,320

Winona School District No. 861 Lease Purchase	97,630	6.04	8/1/24	97,754

				13,863,874

Other Revenue Bonds - 2.8%

Crystal Governmental Fac. Rev.	204,544	5.10	12/15/26	191,307

Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	168,166

Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	198,156

Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	252,208

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	425,000	5.00	2/15/27	412,960

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,502,425

6

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,733,060

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	497,000	6.38	2/15/28	496,856

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	515,000	6.50	3/1/29	515,134

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	707,000	7.00	2/15/28	707,339

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	441,000	7.50	2/15/28	441,066

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,695,000	5.00	8/1/36	3,695,739

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,562,300

				12,876,716

Sales Tax Revenue - 1.1% [11]

American Samoa Economic Development Authority Rev. [4]	300,000	6.00	9/1/23	299,769

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,071,960

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,770,048

				5,141,777

Single Family Mortgage - 24.8%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	540,000	4.45	12/1/32	540,097

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	40,000	4.63	12/1/30	40,016

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	275,000	4.88	12/1/33	275,129

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	95,000	4.45	12/1/27	94,398

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,580,018

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	6,176,367

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,562,281

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,677,185

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,672,667	3.30	3/1/48	1,601,294

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,718,033	3.30	5/1/48	1,644,725

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	553,961	3.75	11/1/48	535,010

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	565,929	3.60	1/1/49	544,973

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	584,245	3.45	3/1/49	560,962

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	972,695	3.15	6/1/49	928,457

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,031,400	2.47	1/1/50	869,862

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,585,000	2.55	1/1/51	7,010,597

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	3,044,313

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,120,000	1.65	7/1/30	972,362

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	338,471

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,862,845

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,859,638

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,687,796

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	1,023,518

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	570,000	2.70	7/1/33	519,373

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,856,123

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,340,000	2.45	7/1/34	1,157,921

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,437,000	3.80	7/1/38	3,390,910

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,616,727

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,115,000	3.90	7/1/43	3,080,517

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,885,000	2.80	1/1/44	2,439,066

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,775,000	2.70	7/1/44	2,224,967

JUNE 30, 2023	7

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,769,330

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,120,000	3.75	1/1/50	1,104,947

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,049,540

MN Hsg. Fin. Agy. Rev. [8]	500,000	2.30	7/1/32	441,250

MN Hsg. Fin. Agy. Rev. [8]	1,585,000	2.35	1/1/33	1,395,482

MN Hsg. Fin. Agy. Rev. [8]	1,030,000	2.40	7/1/33	905,102

MN Hsg. Fin. Agy. Rev.	3,776,632	2.05	12/1/51	3,223,733

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,358,400

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,752,634

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	4,413,741

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	7,587,778

MN Hsg. Fin. Agy. Rev.	5,580,000	2.55	1/1/46	4,495,750

MN Hsg. Fin. Agy. Rev.	2,455,000	5.00	7/1/53	2,536,751

MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,308,050

MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,789,019

MN Hsg. Fin. Agy. Rev.	1,490,000	6.00	1/1/53	1,602,406

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	345,000	4.00	1/1/47	343,596

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	2,800,000	4.30	7/1/43	2,712,192

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,085,000	4.38	7/1/45	1,052,645

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	987,490

				113,545,754

Transportation - 0.8%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	250,000	5.00	1/1/26	250,954

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	1,042,540

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	532,235

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,106,490

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	603,534

				3,535,753

Utility - 1.4%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,019,360

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	516,760

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,030,130

St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	815,868

St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	855,903

Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	564,581

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	620,676

				6,423,278

Total Municipal Bonds (cost: $492,204,610)				432,158,549

8

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	132,458	1,480,880

Total Investment Companies (cost: $1,829,974)		1,480,880

Total Investments in Securities - 94.7% (cost: $494,034,584)		433,639,429

Other Assets and Liabilities, net - 5.3%		24,257,226

Net Assets - 100.0%		$457,896,655

[1]

Variable rate security. Rate disclosed is as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2023 was $3,181,750 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2023 was $9,119,044 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2023, 3.3% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2023 was $13,863,874 and represented 3.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2023 was $9,256,868 and represented 2.0% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]

U.S. Treasury Long Bond	90	September 2023	(11,421,562)	10,239

U.S. Treasury 2-Year	165	September 2023	(33,551,719)	491,892

U.S. Treasury 5-Year	301	September 2023	(32,235,219)	639,520

U.S. Treasury 10-Year	486	September 2023	(54,561,096)	964,598

				2,106,249

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2023.

JUNE 30, 2023	9

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2023 Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2023 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	432,158,549	—	432,158,549
Investment Companies	1,480,880	—	—	1,480,880
Futures	2,106,249	—	—	2,106,249
Total:	3,587,129	432,158,549	—	435,745,678

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

10